Basis of presentation (Details Narrative) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Accounting Policies [Abstract]
Date of incorporation	Jul. 31, 2013
Date of commenced operations	Feb. 02, 2014
Cash and cash equivalents	$ 4,964		$ 4,652
Restricted cash	123		121
Short-term deposits	7,464		3,496
Marketable securities debt	8,100		7,183
Profit loss	3,600	$ 2,400
Retained earnings accumulated deficit	$ 204,068		$ 200,469